Income Tax (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Loss before income tax
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	2,451	(2,171)	(3,509)
PRC	(3,876)	(181)	2,832
Others	(6)	1,452	(48)

Total	(1,431)	(900)	(725)

Deferred taxes
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax	—	17	2
Current income tax expense	—	(19)	(31)

Total income tax expense	—	(2)	(29)

Geographic tax expense
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	—	(2)	(29)
PRC	—	—	—
Others	—	—	—

Total	—	(2)	(29)

Income tax liabilities
	2012	2013
	$ in thousands	$ in thousands

Non-current	2,595	2,595
Current	44	7

Total	2,639	2,602

Deferred tax assets and liabilities
	2012	2013
	$ in thousands	$ in thousands

Deferred income tax assets	—	—
Deferred income tax liabilities	(2)	—

	(2)	—

Deferred tax carry forwards
	2012	2013
	$ in thousands	$ in thousands

Tax loss carry forwards	784	700
Others	—	—
Less: Valuation allowance	(784)	(700)
	—	—
Less: current portion	—	—

Non-current portion	—	—

Changes in valuation allowance
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	122	485	784
Charged / (credited) to income tax expense	363	299	(84)
	──────	──────	──────
Balance, March 31	485	784	700
	══════	══════	══════

Tax expense attributable to earnings
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Loss before income taxes	(1,431)	(900)	(725)

Income tax benefit on pretax income at statutory rate	236	148	120
Effect of different tax rates of subsidiary operating in other jurisdictions	215	176	(249)
Profit not subject to income tax	4,657	4,369	3,600
Expenses not deductible for income tax purposes	(5,116)	(4,715)	(3,469)
(Increase) / decrease in valuation allowance	(363)	(299)	84
Reversal of provision as a result of development of tax rules	7	20	(31)
Tax losses not yet recognized / (utilization of tax losses not previously recognized)	364	299	(84)

Total income tax expense	—	(2)	(29)

Total tax liability
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	2,164	2,164	2,164
Changes in uncertain tax liabilities	—	—	—

Balance, March 31	2,164	2,164	2,164